Consolidated Balance Sheets - HKD ($)		Mar. 31, 2025	Mar. 31, 2024
ASSETS
Equipment, net		$ 64,991	$ 135,892
Right-of-use assets		438,539	789,369
Non-current assets		503,530	925,261
Current assets:
Intangible assets		3,107,201
Deposits and prepayments		11,278,456	290,814
Amount due from related parties		1,219,865
Amount due from a shareholder			2,950,434
Amount due from joint operation parties		1,759,280
Investment on event projects		6,288,244
Contract assets		57,000	4,337,713
Inventory		305,307
Accounts and other receivables		17,082,085	826,687
Cash and bank balances		17,135,719	3,817,083
Total current assets		58,233,157	12,222,731
TOTAL ASSETS		58,736,687	13,147,992
Non-current liabilities:
Bank borrowings		5,859,581	3,093,858
Lease liabilities		122,559	601,853
Total non-current liabilities		5,982,140	3,695,711
Current liabilities:
Bank borrowings, current portion		7,978,822	642,015
Lease liabilities, current portion		534,235	178,001
Tax payable		2,088,347	988,347
Amount due to a shareholder		1,839,193
Amount due to a related party		288,350
Contract liabilities			3,569,274
Trade and other payables		31,099,006	1,573,583
Total current liabilities		43,827,953	6,951,220
TOTAL LIABILITIES		49,810,093	10,646,931
SHAREHOLDERS’ EQUITY
Subscription receivables		(3,974)	(3,974)
Reserves		2,011,663	2,011,663
Retained earnings		6,916,594	491,061
TOTAL SHAREHOLDERS’ EQUITY		8,926,594	2,501,061
TOTAL SHAREHOLDERS’ EQUITY AND LIABILITIES		58,736,687	13,147,992
Class A ordinary shares [member]
SHAREHOLDERS’ EQUITY
Ordinary Shares, Value	[1]	2,233	2,233
Class B ordinary shares [member]
SHAREHOLDERS’ EQUITY
Ordinary Shares, Value		$ 78	$ 78

[1]	The shares amounts are presented on a retroactive basis.